Document and Entity Information	Oct. 28, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001948368
Document Type	8-K
Document Period End Date	Oct. 28, 2025
Entity Registrant Name	Phillip Street Middle Market Lending Fund LLC
Entity Incorporation State Country Code	DE
Entity File Number	814-01579
Entity Tax Identification Number	92-0758632
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10282
City Area Code	(312)
Local Phone Number	655-4419
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true